Shareholders’ Equity (Deficit) (Details) - USD ($)						1 Months Ended						12 Months Ended
	Oct. 12, 2021	Oct. 08, 2021	Jun. 04, 2020	May 11, 2020	May 04, 2020	Mar. 26, 2021	Nov. 20, 2020	Oct. 26, 2020	Sep. 30, 2020	Sep. 29, 2020	May 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Deficit) (Details) [Line Items]
Allocation shares, authorized												1,000	1,000
Ownership of allocation shares by manager												100.00%
Allocation of profit percentage												20.00%
Allocation shares are issued and outstanding												1,000
Senior convertible preferred shares						4,450,460	4,450,460			4,450,460
Dividends rate (in Dollars per share)												$ 2
Common shares calculated based percentage												80.00%
Calculated based fixed price per share (in Dollars per share)												$ 1.57
Dividend payment date per share (in Dollars per share)												$ 1.57
Accumulated accrued and unpaid dividends percentage												115.00%
Conversion price (in Dollars per share)												$ 1.75
Ownership common shares outstanding												4.99%
Shareholder limitation, description												This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage												115.00%
Consolidations adjustments to conversion price, description												• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Conversion price, description												Not with standing the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.
Additional equity interest												10.00%
Sale of stock share								442,443	2,189,835
Sale of stock price (in Dollars per share)						$ 1.65			$ 1.9
Aggregate gross proceeds (in Dollars)									$ 4,160,684			$ 137,500
Purchase price unit (in Dollars)								$ 840,640
Exercise price per share (in Dollars per share)						$ 2.5		$ 2.5				$ 3
Deemed dividend of beneficial conversion feature (in Dollars)						$ 1,527,086						$ 2,874,478
Sale of stock, shares						1,818,182
Aggregate gross proceeds (in Dollars)						$ 3,000,000
Accrued dividends attributable amount (in Dollars)													$ 87,550
Convertible preferred shares amount (in Dollars)												1,032,806
Accrued dividends (in Dollars)												$ 176,949
Common shares, authorized												500,000,000	500,000,000
Common shares, issued												4,842,851	4,842,851
Common shares, outstanding												4,444,013	4,444,013
Common stock fair value (in Dollars)			$ 245,000
Common stock issued upon acquisition						398,838
Issued per share (in Dollars per share)						$ 1.9
Purchase price per unit (in Dollars per share)						$ 1.65
Issued common shares						398,838
Expected life												2 years 1 month 6 days
Common stock exercise price (in Dollars per share)												$ 2.5
Warrant term description												The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.
Common shares, issued		250,000
Exercise price per share (in Dollars per share)		$ 0.01
Warrant for purchase shares		500,000
Price per share (in Dollars per share)		$ 2.5
Options, description				the Company granted options to directors Paul A. Froning and Robert D. Barry to purchase 60,000 and 30,000 common shares, respectively, each at an exercise price of $2.50 per share. The options vested immediately on the date of grant and terminate on May 11, 2025. On September 29, 2020, Mr. Barry exercised the options cashless and on September 30, 2020, Mr. Froning exercised the options for proceeds of $150,000.
Leonite [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Common stock issued					100,000
Common stock outstanding (in Dollars)					$ 100,000
Loss on conversion of debt (in Dollars)					$ 175,000
Asien's Seller [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Common stock issued											415,000
Common stock fair value (in Dollars)											$ 1,037,500
Service Provider [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Common stock issued			100,000
Series A Convertible Preferred Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Dividend rate, Percentage												14.00%
Sale of stock price (in Dollars per share)						$ 1.65
Aggregate gross proceeds (in Dollars)						$ 3,000,000
Exercise price per share (in Dollars per share)						$ 2.5
Sale of stock, shares						1,818,182
Accrued dividends attributable amount (in Dollars)												$ 128,319
Convertible preferred shares	2,632,278
Convertible dividends	6,395,645
Preferred shares outstanding	1,818,182											1,818,182	2,632,278
Dividend yield						0.00%
Weighted average risk-free interest rate						0.16%
Expected life						3 years
Principal amount (in Dollars)						$ 1,472,914
Series A Convertible Preferred Shares [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Expected volatility						62.52%
Estimated fair value (in Dollars per share)						$ 2.6
Series A Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Expected volatility						63.25%
Estimated fair value (in Dollars per share)						$ 5.25